SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Major Customer Data As Percentage Of Total Revenues
	Year ended December 31,
	2013	2014	2015
Revenues from sales to unaffiliated customers:

North America	$ 35,584	$ 40,353	$ 45,934
Europe	62,914	58,537	48,637
Africa	73,735	55,954	34,642
Asia-Pacific and Middle East	40,731	42,095	31,929
India	26,646	92,066	105,990
Latin America	122,162	82,107	82,303

	$ 361,772	$ 371,112	$ 349,435

Property and equipment, net, by geographic areas:

Israel	$ 30,759	$ 29,418	$ 26,127

Others	4,486	3,720	2,779

	$ 35,245	$ 33,138	$ 28,906